Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2023
Income Taxes (Details) [Line Items]
Valuation allowance	$ 2,487,466	$ 4,248,911	$ 0
Uncertain tax liability recognized	0
Federal
Income Taxes (Details) [Line Items]
Net operating losses carryforwards	6,005,503		625,104
State
Income Taxes (Details) [Line Items]
Net operating losses carryforwards	$ 6,005,503		$ 625,104